Item 1. Report to Shareholders

T. Rowe Price Growth & Income Fund
--------------------------------------------------------------------------------
June 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Growth & Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS            For a share outstanding throughout each period
--------------------------------------------------------------------------------


               6 Months   Year
               Ended      Ended
               6/30/04    12/31/03   12/31/02   12/31/01   12/31/00   12/31/99

NET ASSET VALUE

Beginning
of period      $  21.72   $  17.11   $  22.82   $  24.44   $  24.44   $  26.25

Investment
activities

  Net investment
  income (loss)    0.10       0.19       0.17       0.25       0.34       0.49

  Net realized
  and unrealized
  gain (loss)      0.39       4.61      (5.57)     (0.83)      1.83       0.46

  Total from
  investment
  activities       0.49       4.80      (5.40)     (0.58)      2.17       0.95

Distributions

  Net investment
  income          (0.10)     (0.19)     (0.16)     (0.26)     (0.34)     (0.51)


  Net realized
  gain             --         --        (0.15)     (0.78)     (1.83)     (2.25)


  Total
  distributions   (0.10)     (0.19)     (0.31)     (1.04)     (2.17)     (2.76)


NET ASSET VALUE

End of period  $  22.11   $  21.72   $  17.11   $  22.82   $  24.44   $  24.44
               -----------------------------------------------------------------

Ratios/Supplemental Data

Total return^     2.26%     28.22%   (23.84)%    (2.17)%      8.97%      3.78%

Ratio of
total expenses
to average
net assets        0.78%!     0.82%      0.81%      0.81%      0.77%      0.77%

Ratio of net
investment
income (loss)
to average
net assets        0.86%!     1.02%      0.84%      1.08%      1.35%      1.78%

Portfolio
turnover rate     40.3%!     40.5%      44.7%      65.9%      80.3%      20.3%

Net assets,
 end of period
(in millions)    $1,946     $1,964     $1,675     $2,394     $2,989     $3,440

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Growth & Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

PORTFOLIO OF INVESTMENTS (1)                          Shares              Value
--------------------------------------------------------------------------------

(Cost and value in $ 000s)

COMMON STOCKS   99.6%

CONSUMER DISCRETIONARY   13.4%

Automobiles   0.9%

Harley-Davidson                                    290,000               17,962


                                                                         17,962


Hotels, Restaurants & Leisure   0.7%


International Game Technology                      356,000               13,742


                                                                         13,742


Household Durables   1.9%

Fortune Brands                                     180,000               13,577

Newell Rubbermaid                                1,002,000               23,547

                                                                         37,124


Media   6.7%

Cablevision Systems, Class A *                     536,100               10,534

Clear Channel Communications                       405,000               14,965

Disney                                             436,000               11,114

New York Times, Class A                            450,000               20,119

News Corporation ADR                               652,000               21,438

Time Warner *                                    1,400,000               24,612

Viacom, Class B                                    598,000               21,361

Washington Post, Class B                             6,400                5,952

                                                                        130,095


Multiline Retail   1.5%

Family Dollar Stores                               585,000               17,796

Kohl's *                                           264,000               11,162

                                                                         28,958


Specialty Retail   1.7%

Home Depot                                         476,000               16,755

TJX                                                680,000               16,415

                                                                         33,170

Total Consumer Discretionary                                            261,051

CONSUMER STAPLES   6.1%

Beverages   1.9%

Coca-Cola                                          345,000               17,416

PepsiCo                                            340,000               18,319

                                                                         35,735


Food & Staples Retailing   1.4%

Sysco                                              300,000               10,761


Wal-Mart                                           325,000               17,147

                                                                         27,908


Food Products   0.9%

Campbell Soup                                      100,000                2,688

General Mills                                      325,000               15,447

                                                                         18,135


Personal Products   0.6%

Gillette                                           265,000               11,236

                                                                         11,236


Tobacco   1.3%

Altria Group                                       505,000               25,275

                                                                         25,275

Total Consumer Staples                                                  118,289


ENERGY   7.6%

Energy Equipment & Services   3.5%

Baker Hughes                                       620,000               23,343

Schlumberger                                       255,000               16,195

Transocean, Class C *                            1,000,000               28,940

                                                                         68,478


Oil & Gas   4.1%

BP ADR                                             385,000               20,624

ChevronTexaco                                      210,000               19,763

ConocoPhillips                                      75,000                5,722

Exxon Mobil                                        335,000               14,877

Royal Dutch Petroleum ADS                          350,000               18,085

                                                                         79,071

Total Energy                                                            147,549

FINANCIALS   25.6%

Capital Markets   6.3%

Bank of New York                                   615,000               18,130

Charles Schwab                                   1,228,000               11,801

Federated Investors, Class B                       232,300                7,048

Franklin Resources                                 210,000               10,517

Goldman Sachs Group                                223,000               20,998

Mellon Financial                                   573,000               16,806

Morgan Stanley                                     344,000               18,153

State Street                                       410,000               20,106

                                                                        123,559


Commercial Banks   3.7%

Comerica                                           325,000               17,836

Huntington Bancshares                              570,000               13,053

Synovus Financial                                  245,000                6,203

U.S. Bancorp                                     1,285,000               35,415

                                                                         72,507


Consumer Finance   1.7%

American Express                                   380,000               19,525

SLM Corporation                                    325,000               13,146

                                                                         32,671


Diversified Financial Services   4.4%

Citigroup                                          910,000               42,315

J.P. Morgan Chase                                  850,000               32,954

Principal Financial Group                          297,000               10,330

                                                                         85,599


Insurance   7.4%

American International Group                       235,000               16,751

Assurant                                           380,000               10,024

Berkshire Hathaway, Class A *                          130               11,564

Marsh & McLennan                                   482,400               21,891

Prudential                                         155,000                7,203

SAFECO                                             338,000               14,872

Saint Paul Companies                               729,203               29,562

UnumProvident                                      840,000               13,356

XL Capital                                         240,000               18,110

                                                                        143,333

Real Estate   0.6%

Equity Residential, REIT                           375,000               11,149

                                                                         11,149


Thrifts & Mortgage Finance   1.5%

Fannie Mae                                         100,000                7,136

Freddie Mac                                        347,000               21,965

                                                                         29,101

Total Financials                                                        497,919


HEALTH CARE   10.7%


Biotechnology   0.6%

MedImmune *                                        507,800               11,883

                                                                         11,883


Health Care Equipment & Supplies   1.1%

Guidant                                            105,000                5,867

Medtronic                                          315,000               15,347

                                                                         21,214


Health Care Providers & Services   1.2%

Tenet Healthcare *                               1,000,000               13,410

UnitedHealth Group                                 160,000                9,960

                                                                         23,370


Pharmaceuticals   7.8%

Barr Pharmaceuticals *                             240,000                8,088

Forest Laboratories *                              352,000               19,934

Johnson & Johnson                                  165,000                9,190

Merck                                              360,000               17,100

Pfizer                                           1,443,000               49,466

Schering-Plough                                    825,000               15,246

Teva Pharmaceutical ADR                            150,000               10,093

Wyeth                                              635,000               22,962

                                                                        152,079

Total Health Care                                                       208,546


INDUSTRIALS & BUSINESS SERVICES   12.7%

Aerospace & Defense   3.3%

Honeywell International                            540,000               19,780

Lockheed Martin                                    500,000               26,040

Northrop Grumman                                   328,000               17,614

                                                                         63,434


Air Freight & Logistics   1.5%

UPS, Class B                                       390,000               29,316

                                                                         29,316


Airlines   0.9%

Southwest Airlines                               1,070,000               17,944

                                                                         17,944


Industrial Conglomerates   3.8%

General Electric Capital                         1,615,000               52,326

Tyco International                                 625,000               20,713

                                                                         73,039


Machinery   0.7%

Danaher                                            261,000               13,533

                                                                         13,533


Road & Rail   2.5%

Burlington Northern Santa Fe                       555,000               19,464

CSX                                                360,000               11,797

Union Pacific                                      305,000               18,132

                                                                         49,393

Total Industrials & Business Services                                   246,659


INFORMATION TECHNOLOGY   11.6%

Communications Equipment   2.3%

Cisco Systems *                                  1,076,000               25,501

Juniper Networks *                                 322,000                7,912

Nokia ADR                                          815,000               11,850

                                                                         45,263


Computer & Peripherals   1.8%

Dell *                                             550,000               19,701

Lexmark International, Class A *                   160,000               15,445

                                                                         35,146


Internet Software & Services   0.4%

InterActiveCorp *                                  264,000                7,957

                                                                          7,957

Semiconductor & Semiconductor Equipment   4.0%

Analog Devices                                     402,000               18,926

Maxim Integrated Products                          399,000               20,916

STMicroelectronics ADR                             925,000               20,359

Xilinx                                             520,000               17,321

                                                                         77,522


Software   3.1%

Adobe Systems                                      297,000               13,810

Microsoft                                        1,315,000               37,556

Oracle *                                           675,000                8,053

                                                                         59,419

Total Information Technology                                            225,307


MATERIALS   6.8%

Chemicals   3.0%

Dow Chemical                                       435,000               17,705

DuPont                                             370,000               16,435

Potash Corp./Saskatchewan                          250,000               24,225

                                                                         58,365


Metals & Mining   2.9%

Alcoa                                              545,000               18,001

Newmont Mining                                     350,000               13,566

Nucor                                              330,000               25,331

                                                                         56,898


Paper & Forest Products   0.9%

International Paper                                375,000               16,763

                                                                         16,763

Total Materials                                                         132,026


TELECOMMUNICATION SERVICES   2.9%


Diversified Telecommunication Services   2.2%

Qwest Communications International *             1,306,900                4,692

Sprint                                             820,000               14,432

Verizon Communications                             678,000               24,537

                                                                         43,661

Wireless Telecommunication Services   0.7%

Nextel Communications, Class A *                   532,000               14,183

                                                                         14,183

Total Telecommunication Services                                         57,844


UTILITIES   2.2%

Electric Utilities   1.2%

Pinnacle West Capital                              255,000               10,300

PPL                                                306,000               14,045

                                                                         24,345


Multi-Utilities & Unregulated Power   1.0%

Duke Energy                                        930,000               18,870

                                                                         18,870

Total Utilities                                                          43,215


Total Common Stocks (Cost $1,542,561)                                 1,938,405


SHORT-TERM INVESTMENTS   1.1%

Money Market Fund   1.1%

T. Rowe Price Reserve
Investment Fund, 1.16% #                        21,656,370               21,656

Total Short-Term Investments (Cost $21,656)                              21,656


Total Investments in Securities
100.7% of Net Assets (Cost $1,564,217)                          $     1,960,061
                                                                ---------------


 (1)   Denominated in U.S. dollars unless otherwise noted

   #   Seven-day yield

   *   Non-income producing

 ADR   American Depository Receipts

 ADS   American Depository Shares

REIT   Real Estate Investment Trust


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Growth & Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value (cost $1,564,217)           $     1,960,061

Other assets                                                              4,389

Total assets                                                          1,964,450


Liabilities

Total liabilities                                                        18,141


NET ASSETS                                                      $     1,946,309
                                                                ---------------


Net Assets Consist of:

Undistributed net investment income (loss)                      $           315

Undistributed net realized gain (loss)                                   44,807

Net unrealized gain (loss)                                              395,844

Paid-in-capital applicable to 88,037,298 shares of
$0.01 par value capital stock outstanding;
500,000,000 shares authorized                                         1,505,343


NET ASSETS                                                      $     1,946,309
                                                                ---------------


NET ASSET VALUE PER SHARE                                       $         22.11
                                                                ---------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Growth & Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)

                                                                       6 Months
                                                                          Ended
                                                                        6/30/04

Investment Income (Loss)

Income

  Dividend                                                      $        16,142

  Securities lending                                                         17

  Total income                                                           16,159

Expenses

  Investment management                                                   5,557

  Shareholder servicing                                                   1,991

  Custody and accounting                                                     81

  Prospectus and shareholder reports                                         40

  Registration                                                               15

  Legal and audit                                                             9

  Directors                                                                   4

  Miscellaneous                                                               2

  Total expenses                                                          7,699

Net investment income (loss)                                              8,460

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                   67,409

Change in net unrealized gain (loss) on securities                      (32,183)

Net realized and unrealized gain (loss)                                  35,226


INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                          $        43,686
                                                                ---------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Growth & Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/04             12/31/04

Increase (Decrease) in Net Assets

Operations

Net investment income (loss)               $         8,460      $        17,944

  Net realized gain (loss)                          67,409               68,162

  Change in net unrealized gain (loss)             (32,183)             362,223

  Increase (decrease) in net
  assets from operations                            43,686              448,329

Distributions to shareholders

  Net investment income                             (8,914)             (17,748)

Capital share transactions *

  Shares sold                                       98,771              147,726

  Distributions reinvested                           8,567               17,038

  Shares redeemed                                 (159,547)            (306,791)

  Increase (decrease) in net
  assets from capital
  share transactions                               (52,209)            (142,027)

Net Assets

Increase (decrease) during period                  (17,437)             288,554

Beginning of period                              1,963,746            1,675,192


End of period                              $     1,946,309      $     1,963,746
                                           -------------------------------------

(Including undistributed net
 investment income of $315 at
 6/30/04 and $769 at 12/31/03)

*Share information

  Shares sold                                        4,489                7,948

  Distributions reinvested                             391                  897

  Shares redeemed                                   (7,268)             (16,348)

  Increase (decrease) in shares outstanding         (2,388)              (7,503)


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Growth & Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                       June 30, 2004

Notes to Financial Statements


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Growth & Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on December 21, 1982. The fund seeks to provide long-term capital growth, a reasonable level of current income, and increasing future income through investments primarily in dividend-paying common stocks.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $61,000 for the six months ended June 30, 2004. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on a quarterly basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At June 30, 2004, there were no securities on loan.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $394,169,000 and $417,398,000, respectively, for the six months ended June 30, 2004.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2003, the fund had $22,602,000 of unused capital loss carryforwards which expire in 2010.

At June 30, 2004, the cost of investments for federal income tax purposes was $1,564,217,000. Net unrealized gain aggregated $395,844,000 at period-end, of which $447,655,000 related to appreciated investments and $51,811,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.25% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At June 30, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $903,000.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $1,471,000 for the six months ended June 30, 2004, of which $268,000 was payable at period-end.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the six months ended June 30, 2004, the fund was allocated $173,000 of Spectrum Funds' expenses, of which $125,000 related to services provided by Price and $25,000 was payable at period-end. At June 30, 2004, approximately 8% of the outstanding shares of the fund were held by the Spectrum Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended June 30, 2004, dividend income from the Reserve Funds totaled $86,000.

T. Rowe Price Growth & Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

INFORMATION ON PROXY VOTING

A description of the policies and procedures that the T. Rowe Price Growth & Income Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Growth & Income Fund, Inc.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


By:      /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date:    August 16, 2004